November 13, 2008

DREYFUS GROWTH OPPORTUNITY FUND, INC.

Supplement to the Prospectus Dated
September 30, 2008

     Effective on or about December 1, 2008, the name of the fund will be changed to Dreyfus Research Growth Fund, Inc.

November 13, 2008

DREYFUS GROWTH OPPPORTUNITY FUND, INC.

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED SEPTEMBER 30, 2008

     Effective on or about December 1, 2008, the name of the fund will be changed to Dreyfus Research Growth Fund, Inc.